Derivative financial instruments and hedging activities - Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about hedges [line items]
Derivatives	$ 101,560	$ 94,039
Derivatives	98,543	90,238
Designated as hedging instruments in hedging relationships [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	146	404
Derivatives	187	4
Designated as hedging instruments in hedging relationships [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	77	12
Derivatives	526	413
Designated as hedging instruments in hedging relationships [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	52	13
Derivatives	70	28
Non-derivative instruments, liabilities	27,688	25,565
Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Derivatives	101,285	93,610
Derivatives	$ 97,760	$ 89,793